RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From Affiliate Of General Partner	$ 635,362	$ 635,362
Series Fifteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Sixteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Seventeen [Member]
Advances From Affiliate Of General Partner	635,362	635,362
Series Eighteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Nineteen [Member]
Advances From Affiliate Of General Partner	$ 0	$ 0